Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 6,501,419	$ 5,333,882	$ 4,710,493
Cruise operating expenses
Total cruise operating expenses	(3,683,860)	(3,114,081)	(2,851,784)
Other operating expenses
Selling and administration	(1,031,235)	(883,889)	(789,040)
Depreciation, amortization and impairment	(284,790)	(260,844)	(253,719)
Total other operating expenses	(1,316,025)	(1,144,733)	(1,042,759)
Operating income	1,501,534	1,075,068	815,950
Non-operating income (expense)
Interest income	84,876	69,374	48,027
Interest expense	(362,575)	(380,486)	(528,061)
Currency (loss) gain	(56,100)	31,542	(20,815)
Private Placement derivative loss	0	(364,214)	(2,007,089)
Other financial income (loss)	13	(261,450)	(151,469)
Income (loss) before income taxes	1,167,748	169,834	(1,843,457)
Income tax expense	(19,653)	(16,857)	(6,639)
Net income (loss)	1,148,095	152,977	(1,850,096)
Net income (loss) attributable to Viking Holdings Ltd	1,147,570	152,331	(1,850,572)
Net income attributable to non-controlling interests	$ 525	$ 646	$ 476
Weighted-average ordinary and special shares outstanding
Basic	443,498	364,015	221,936
Diluted	446,418	366,709	221,936
Net income (loss) per share attributable to ordinary and special shares
Basic	$ 2.59	$ 0.36	$ (4.42)
Diluted	$ 2.57	$ 0.36	$ (4.42)
Commissions and Transportation Costs
Cruise operating expenses
Total cruise operating expenses	$ (1,359,517)	$ (1,156,610)	$ (1,053,874)
Direct Costs of Cruise, Land and Onboard
Cruise operating expenses
Total cruise operating expenses	(851,856)	(676,760)	(586,234)
Vessel Operating
Cruise operating expenses
Total cruise operating expenses	(1,472,487)	(1,280,711)	(1,211,676)
Cruise and Land
Revenue
Total revenue	6,051,435	4,971,282	4,383,524
Onboard and Other
Revenue
Total revenue	$ 449,984	$ 362,600	$ 326,969